Deferred Tax and Income Tax - Schedule of Income Tax for Other Jurisdictions (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Income Tax for Other Jurisdictions [Abstract]
Loss before tax		$ (8,359,245)	$ (52,023,422)	$ (4,526,905)
Corporate tax rate		15.00%	15.00%	19.00%
Income tax (benefit)/expense		$ 1,253,887	$ 7,803,513	$ 860,112
Effect of difference tax rates subsidiaries operating in other jurisdictions		324,182	428,506
Tax losses	[1]	(1,921,890)	(1,631,947)	(860,112)
Non-deductible expenses - listing cost			(6,405,759)
Net gain on inflation effect on monetary items		738,674	52,914
Income tax inflation adjustment		524,342	(35,826)
Others		127,790	23,141
Tax benefit for the year		$ 1,046,985	$ 234,542

[1]	Deferred tax assets have not been recognized, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom